Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 277,205	$ 139,485
Accounts receivable	15,089	12,900
Prepaid expenses	19,744	0
Other receivables	54,029	48,443
Inventory	16,833	5,270
Total current assets	382,900	206,098
Property and equipment, net	4,740	5,793
Right of use assets	519,048	0
Other Assets	2,745	2,745
Total assets	909,433	214,635
Current liabilities:
Accounts payable	84,358	52,665
Accrued liabilities	155,668	134,505
Lease liability - short term	45,487	0
Notes payable	12,171	0
Convertible notes	490,000	0
Total current liabilities	787,684	187,170
Lease liability- long term	473,561
Notes payable-long term	0	12,171
Convertible notes -long term	0	10,000
Total liabilities	1,261,245	209,340
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.001 par value, 200,000,000 shares authorized; 185,520,582 and 180,913,582 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	185,520	180,913
Additional paid-in capital	13,881,508	13,702,813
Accumulated deficit	(14,415,850)	(13,859,006)
Total Kisses From Italy Stockholders' Deficit	(348,677)	24,960
Non-controlling interest	(3,135)	(19,665)
Total stockholders' equity	(351,812)	5,295
Total liabilities and equity	909,433	214,635
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series C Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	$ 145	$ 240